Notes Receivable (Details) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 07, 2021	Mar. 10, 2021	Jan. 06, 2020	Nov. 02, 2018	Oct. 31, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020	Dec. 31, 2018	Sep. 30, 2018	Sep. 28, 2018
Notes Receivable (Details) [Line Items]
Principal balance							$ 23,500	$ 200,000
Debt instrument terms in days, description				30 days
Notes receivable purchase price									$ 30,000
Bad debt recovery						$ 7,500	9,000	13,500
Note receivable		$ 23,500
Bad debt recovery cash payment, description	the Company and the investor, entered into a settlement agreement whereby both parties agreed to settle the remaining balance of this note receivable which was previously written off in year 2020 for a total settlement amount of $196,000 to be paid as follows i) an initial payment of $46,000 upon execution of the settlement agreement and ii) $10,000 per month for fifteen months. Between June 9, 2021 and September 7, 2021, the Company collected a total of $76,000 and accordingly reduced the allowance for doubtful accounts against bad debt recovery for cash payment received.
Promissory note interest						8.00%
Note receivable non-current amounted						$ 60,000
Subsequent Event [Member]
Notes Receivable (Details) [Line Items]
Notes receivable		$ 23,500
Promissory Note Receivable Agreement [Member]
Notes Receivable (Details) [Line Items]
Principal balance				$ 50,000							$ 100,000	$ 200,000
Notes receivable												$ 100,000
Remaining balance of promissory note receivable					$ 100,000
Accrued interest rate												6.00%
Deposit and credit towards the acquisition of the assets				$ 50,000
Allowance for doubtful account and bad debt										$ 50,000
Promissory Note Receivable Agreement [Member] | Minimum [Member]
Notes Receivable (Details) [Line Items]
Accrued interest rate				10.00%
Promissory Note Receivable Agreement [Member] | Maximum [Member]
Notes Receivable (Details) [Line Items]
Accrued interest rate				18.00%
Purchase Agreement [Member]
Notes Receivable (Details) [Line Items]
Principal balance							146,500
Allowance for doubtful account and bad debt							174,376
Notes receivable and interest receivable								277,305
Notes receivable purchase price							30,000	277,305
Convertible series B preferred stock (in Shares)			10,420
Interest receivable							27,876
Purchase Agreement [Member]
Notes Receivable (Details) [Line Items]
Principal balance							146,500
Allowance for doubtful account and bad debt							174,376
Notes receivable and interest receivable								277,305
Notes receivable purchase price							30,000	$ 277,305
Convertible series B preferred stock (in Shares)			10,420
Interest receivable							$ 27,876